Related Party Relationships and Transactions - Summary of Related Party Transactions (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of transactions between related parties [line items]
Dividend		₨ 3	₨ 2	₨ 4
Buyback of shares	[1]			116,445
Entities controlled by directors [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services		451	182	171
Assets purchased		129	158	423
Dividend	[2]	22,555	3,760	3,760
Buyback of shares		0		91,562
Rental income		26	3	50
Rent Paid		1	2	2
Others		27	49	44
Remuneration and short-term benefits	[3]	0
Other benefits	[3]	0
Balance as at the year end
Receivables		313	198	241
Payables		0
Key management personnel [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services		0	0
Assets purchased		0
Dividend	[2]	1,458	244	242
Buyback of shares		0
Rental income		0
Rent Paid		7	8	7
Others		0
Remuneration and short-term benefits	[3]	811	805	741
Other benefits	[3]	301	376	231
Balance as at the year end
Receivables		0
Payables		₨ 167	₨ 293	₨ 333

[1]	Refer to Note 22
[2]	Includes relative of key management personnel.
[3]	Post-employment benefits comprising compensated absences is not disclosed, as this is determined for the Company as a whole. Other benefits include ₹ 219, ₹ 368, and ₹ 292 as of March 31, 2021, 2022 and 2023, respectively towards amortization of RSUs granted to them which vest over a period of time. This also includes RSU’s that will vest based on performance parameters of the Company.